PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	December 31,
	2020	2019
Plant, machinery and equipment	$30,159	$28,474
Furnitures and fixtures	705	702
Leasehold improvements	2,469	3,124
	33,333	32,300
Accumulated depreciation	(28,500)	(26,783)
	$4,833	$5,517